Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.427%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,419,858.38

Principal:
Principal Collections	$33,274,093.71
Prepayments in Full	$16,897,450.66
Liquidation Proceeds	$629,438.23
Recoveries	$37,715.22
Sub Total	$50,838,697.82
Collections	$55,258,556.20

Purchase Amounts:
Purchase Amounts Related to Principal	$42,156.25
Purchase Amounts Related to Interest	$85.73
Sub Total	$42,241.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,300,798.18

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$55,300,798.18
Servicing Fee	$1,252,393.22	$1,252,393.22	$0.00	$0.00	$54,048,404.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$54,048,404.96
Interest - Class A-2a Notes	$190,649.98	$190,649.98	$0.00	$0.00	$53,857,754.98
Interest - Class A-2b Notes	$89,119.22	$89,119.22	$0.00	$0.00	$53,768,635.76
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$53,200,429.09
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$53,025,852.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,025,852.26
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$52,931,893.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,931,893.26
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$52,864,027.84
Third Priority Principal Payment	$14,003,210.95	$14,003,210.95	$0.00	$0.00	$38,860,816.89
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$38,777,597.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,777,597.31
Regular Principal Payment	$48,916,349.71	$38,777,597.31	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$55,300,798.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$14,003,210.95
Regular Principal Payment					$38,777,597.31
Total					$52,780,808.26
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$29,074,174.04	$89.46	$190,649.98	$0.59	$29,264,824.02	$90.05
Class A-2b Notes	$23,706,634.22	$89.46	$89,119.22	$0.34	$23,795,753.44	$89.80
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$52,780,808.26	$28.08	$1,267,596.70	$0.67	$54,048,404.96	$28.75

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$317,749,963.13	0.9776922	$288,675,789.09	0.8882332
Class A-2b Notes	$259,088,431.48	0.9776922	$235,381,797.26	0.8882332
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,426,198,394.61	0.7588745	$1,373,417,586.35	0.7307900

Pool Information
Weighted Average APR	3.637%	3.630%
Weighted Average Remaining Term	50.32	49.49
Number of Receivables Outstanding	71,477	70,125
Pool Balance	$1,502,871,862.15	$1,451,556,017.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,423,612,298.94	$1,375,345,183.66
Pool Factor	0.7741183	0.7476859

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$21,773,340.27
Yield Supplement Overcollateralization Amount	$76,210,834.21
Targeted Overcollateralization Amount	$88,277,183.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,138,431.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		156	$472,705.43
(Recoveries)		10	$37,715.22
Net Loss for Current Collection Period			$434,990.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3473%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3353%
Second Prior Collection Period			0.2776%
Prior Collection Period			0.3402%
Current Collection Period			0.3534%
Four Month Average (Current and Prior Three Collection Periods)			0.3266%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,310	$1,940,211.13
(Cumulative Recoveries)			$45,294.33
Cumulative Net Loss for All Collection Periods			$1,894,916.80
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0976%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,481.08
Average Net Loss for Receivables that have experienced a Realized Loss			$1,446.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.90%	566	$13,105,075.54
61-90 Days Delinquent	0.14%	79	$1,968,722.75
91-120 Days Delinquent	0.02%	9	$251,647.76
Over 120 Days Delinquent	0.01%	7	$209,707.95
Total Delinquent Receivables	1.07%	661	$15,535,154.00

Repossession Inventory:
Repossessed in the Current Collection Period		29	$766,944.70
Total Repossessed Inventory		46	$1,283,328.11

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0752%
Prior Collection Period			0.0853%
Current Collection Period			0.1355%
Three Month Average			0.0987%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer